Contingent Consideration - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	May 01, 2016	Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2016
Polymed
Number of Common stock issued			277,777
common stock per share			$ 9.00	$ 9.00
Cash paid of remaining liability		$ 2,500
Polymed | Maximum
Exercised option to pay up to			50.00%	50.00%
QuaDPharma
Number of Common stock issued				38,033
common stock per share			$ 9.00	$ 9.00
Cash paid of remaining liability	$ 684
QuaDPharma | Maximum
Exercised option to pay up to			50.00%	50.00%